Comparative information 2021 - Summary of Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	€ (199)	€ (540)	[1]	€ 2,029
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(2)	(1)		(4)
Remeasurements of defined benefit plans	(160)	(44)		501
Income tax relating to items that will not be reclassified	30	(5)		(101)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments				(1,173)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments				(450)
Income tax relating to items that may be reclassified	(72)	333		372
Total other comprehensive income / (loss)	421	(870)	[1]	200
Total comprehensive income / (loss)	222	(1,410)	[1]	2,229
Discontinued operations [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)	(17)	(1,296)
Items that will not be reclassified to profit or loss:
Income tax relating to items that will not be reclassified	(13)	(245)
Items that may be reclassified subsequently to profit or loss:
Income tax relating to items that may be reclassified	(4)	120
Total other comprehensive income / (loss)	48	359
Total comprehensive income / (loss)	€ 31	€ (937)
Previously Reported [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)				2,029
Previously Reported [member] | IFRS4 and IAS39 [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)				2,029
Previously Reported [member] | IFRS4 and IAS39 [member] | Discontinued operations [member]
Disclosure of Financial Performance and Cash Flow Items [Line Items]
Net result / (loss)				960
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use				1
Remeasurements of defined benefit plans				156
Income tax relating to items that will not be reclassified				(24)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments				155
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments				(114)
Equity movements of joint ventures				0
Equity movements of associates				(1)
Income tax relating to items that may be reclassified				(18)
Other				1
Total other comprehensive income / (loss)				156
Total comprehensive income / (loss)				€ 1,117

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.